Financial risk management and fair values - Credit risk (Details) - debtor	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of credit risk exposure
Percentage of total trade receivables due from the Group's five largest debtors	40.00%	53.00%
Number of Group's largest debtors	5	5
Period of past due that debtors are requested to settle before any further credit is granted	6 months
Minimum
Disclosure of credit risk exposure
Period of trade receivables is due	20 days
Maximum
Disclosure of credit risk exposure
Period of trade receivables is due	180 days